NON-EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Contingency [Line Items]
NON-EXEMPT PARTY-IN-INTEREST TRANSACTIONS	NON-EXEMPT PARTY-IN-INTEREST TRANSACTIONS
For the Plan year 2024, the Company remitted certain participant contributions and loan repayments to Transamerica later than required under Department of Labor Regulation §2510.3-102. For 2024 delinquent contributions, the Company computed lost earnings on these deferrals and made a contribution for lost earnings to the Plan. The amount is not material to the Plan’s financial statements.